MAX BERUEFFY

Senior Associate Counsel

Writer’s Direct Number: (205) 268-3581

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

February 25, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

RE:	Protective Life Insurance Company
Protective Variable Annuity Separate Account
File Nos. 811-8108 and 33-70984

Commissioners:

On behalf of Protective Life Insurance Company (“the Company”) and Protective Variable Annuity Separate Account (the “Account”), we are transmitting for filing with the Commission pursuant to the Securities Act of 1933, the Investment Company Act of 1940, and Rule 101(a) of Regulation S-T, a conformed electronic format copy of Post-Effective Amendment No. 19 to the Form N-4 registration statement for certain variable annuity contracts (“Protective Variable Annuity”) being issued through the Account.

This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 to set forth the circumstances under which certain Protective Variable Annuity contractholders may extend the latest Annuity Commencement Date currently permitted under the contract.

If you have any questions or comments regarding this registration statement, please call the undersigned at (800) 627-0220.

Sincerely,

/s/ Max Berueffy

Max Berueffy
Senior Associate Counsel

Cc:	Mr. Craig Ruckman
Ms. Elisabeth Bentzinger